Segment information, Information about Company's Reportable Segments (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
Segment Information [Abstract]
Number of reportable segments | Segment		2
Segment Information [Abstract]
Time charter revenues		$ 5,301	$ 12,424
Voyage charter revenues		856	0
Total vessel revenues		6,157	12,424
Voyage expenses		1,313	1,417
Vessel operating expenses		5,047	5,580
Depreciation and amortization of deferred charges		3,227	3,444
Loss on sale of vessels		3,435	0
Impairment loss		0	1,087
General and administrative expenses		3,098	3,287
Management fees		651	630
Other operating (income)/loss		39	(4)
Support agreement costs		0	(6,750)
Operating loss		$ (10,653)	(9,767)
Dry Bulk Segment [Member]
Segment Information [Abstract]
Number of reportable segments | Segment		1
Tanker Segment [Member]
Segment Information [Abstract]
Number of reportable segments | Segment		1
Operating Segments [Member]
Segment Information [Abstract]
Time charter revenues		$ 5,301
Voyage charter revenues		856
Total vessel revenues		6,157
Voyage expenses		1,313
Vessel operating expenses		5,047
Depreciation and amortization of deferred charges		3,227
Loss on sale of vessels		3,435
Impairment loss		0
General and administrative expenses		6
Management fees		591
Other operating (income)/loss		27
Operating loss		(7,489)
Operating Segments [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Time charter revenues		2,910	12,424
Voyage charter revenues		0	0
Total vessel revenues		2,910	12,424
Voyage expenses		697	1,417
Vessel operating expenses		3,954	5,580
Depreciation and amortization of deferred charges		2,056	3,444
Loss on sale of vessels		3,435	0
Impairment loss		0	1,087
General and administrative expenses		4	4
Management fees		454	570
Other operating (income)/loss		(4)	(3)
Operating loss		(7,686)	325
Operating Segments [Member] | Tanker Segment [Member]
Segment Information [Abstract]
Time charter revenues		2,391
Voyage charter revenues		856
Total vessel revenues		3,247
Voyage expenses		616
Vessel operating expenses		1,093
Depreciation and amortization of deferred charges		1,171
Loss on sale of vessels		0
Impairment loss		0
General and administrative expenses		2
Management fees		137
Other operating (income)/loss		31
Operating loss		197
Unallocated [Member]
Segment Information [Abstract]
General and administrative expenses	[1]	(3,104)
Management fees	[1]	(60)
Support agreement costs	[1]	$ 0
Unallocated [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
General and administrative expenses	[1]		(3,282)
Management fees	[1]		(60)
Support agreement costs	[1]		$ (6,750)

[1]	Refers to general and administrative expenses, management fees, support agreement costs and other operating loss of the parent company, OceanPal Inc.